Document And Entity Information	Mar. 04, 2026
Document Information [Line Items]
Entity Registrant Name	HOLLEY INC.
Document Type	8-K
Document Period End Date	Mar. 04, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39599
Entity Tax Identification Number	87-1727560
Entity Address, Address Line One	2445 Nashville Road
Entity Address, Address Line Two	Suite B1
Entity Address, City or Town	Bowling Green
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	42101
City Area Code	270
Local Phone Number	782-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001822928
Amendment Flag	false
CommonStockParValue00001PerShare Custom
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	HLLY
Security Exchange Name	NYSE
WarrantsEachExercisableForOneShareOfCommonStockAtAnExercisePriceOf1150PerShare Custom
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	HLLY WS
Security Exchange Name	NYSE